Net Income (Loss) Per Share (Successor) - Schedule of Basic and Diluted Net Income (Loss) Per Share (Details) - Successor [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	4 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
Schedule of Basic and Diluted Net Income (Loss) Per Share [Line Items]
Net income (loss) attributable to Presidio Production Company	$ 14,425	$ (10,994)
Less: Series A redeemable preferred stock dividends	(3,761)	(4,886)
Less: Series B convertible redeemable preferred stock dividends	(275)	(275)
Less: Unvested RSU dividends	(219)	(219)
Less: Allocation to participating securities (two-class method)	(1,141)
Net income (loss) available to Class A common stockholders	$ 9,029	$ (16,374)
Class A Common Stock
Weighted average Class A common stock outstanding:
Basic	26,756,317	26,751,925
Diluted	26,756,317	26,751,925
Net income (loss) per Class A common stock
Basic	$ 0.34	$ (0.61)
Diluted	$ 0.34	$ (0.61)